Accounting Policies, Estimates and Judgments	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Accounting Policies, Estimates and Judgments

 Note 28| Accounting policies, estimates and judgments

The following discusses the significant accounting policies, estimates, judgments and assumptions that we have adopted and applied and how they affect the amounts reported in the consolidated financial statements. Certain of our policies involve accounting estimates and judgments because they require us to make subjective or complex judgments about matters that are inherently uncertain and because of the likelihood that materially different amounts could be reported under different conditions or using different assumptions.

Basis of Consolidation

Principal (Wholly Owned) Operating Subsidiaries	Location	Principal Activity
Potash Corporation of Saskatchewan Inc.	Canada	Mining and/or processing of crop nutrients and corporate functions
Nutrien (Canada) Holdings ULC	Canada	Manufacturer and distributor of crop nutrients and corporate functions
Agrium Canada Partnership	Canada	Manufacturer and distributor of crop nutrients
Agrium Potash Ltd.	Canada
Cominco Fertilizer Partnership	US
Loveland Products Inc.	US
Nutrien Ag Solutions (Canada) Inc.	Canada	Crop input retailer
Nutrien Ag Solutions, Inc.	US
Nutrien Ag Solutions Limited	Australia
PCS Nitrogen Fertilizer, L.P.	US	Producer of nitrogen products
PCS Nitrogen Trinidad Limited	Trinidad
PCS Phosphate Company, Inc.	US	Mining and/or processing of phosphate products
PCS Sales (USA), Inc.	US	Marketing and sales of potash, nitrogen and phosphate products
Nutrien Financial US LLC	US	Provide financing to customers

Climate Change

Climate-related risks and opportunities could impact our accounting estimates and judgments including, but not limited to, assessment of our asset useful lives, impairment of other long-lived assets, and asset retirement obligations and accrued environmental costs. There are also ongoing regulatory initiatives that could further impact our accounting estimates and judgments, and we will continue to monitor these developments and their impact on our consolidated financial statements.

Revenue

Transfer of Control for Sale of Goods	Transfer of Control for Sale of Services
At the point in time when the product is purchased at our Retail farm center, delivered and accepted by customers at their premises, or loaded for shipping.	Over time as the promised service is rendered.

Judgment is used to determine whether we are acting as principal or agent by evaluating who has the primary responsibility for fulfilling the promised good or service;
  bears the inventory risk including if the vendor has the right to have its product returned on demand; and
  has discretion for establishing the price.

For transactions in which we act as an agent rather than the principal, revenue is recognized net of any commissions earned. The related commissions are recognized as the sales occur or as unconditional contracts are signed.

We recognize revenue on sales to Canpotex (as described in Note 26) when there is a transfer of control, either at the time the product is loaded for shipping or delivered, depending on the terms of the contract. Sales revenue is recognized using a provisional price at the time control is transferred to Canpotex, with the final pricing determined upon Canpotex’s final sale to a third party (generally between one and three months from date of sale to Canpotex).

Our sales revenue relating to our Potash, Nitrogen and Phosphate segments is generally recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration we expect to be entitled to in exchange for the goods or services, adjusted for any variable consideration (e.g., any trade discounts or estimated volume rebates). Our customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns.

Due to the nature of goods and services sold, any single estimate would have only a negligible impact on revenue.

As the expected period between when control over a promised good or service is transferred and when the customer pays for that good or service is generally less than 12 months, we apply the practical expedient as provided in IFRS 15, “Revenue from Contracts with Customers,” and do not adjust the promised amount of consideration for the effects of financing.

Intersegment sales are made under terms that approximate market value.

Seasonality in our business results from increased demand for products during planting season. Crop input sales are generally higher in the spring and fall application seasons. Crop input inventories are normally accumulated leading up to each application season. Our cash collections generally occur after the application season is complete, while customer prepayments made to us are typically concentrated in December and January and inventory prepayments paid to our suppliers are typically concentrated in the period from November to January. Feed and industrial sales are more evenly distributed throughout the year.

Share-Based Compensation

Estimation involves determining

  stock option-pricing model assumptions as described in the weighted average assumptions table inNote 7;
  forfeiture rate for options granted based on past experience and future expectations, and adjusted upon actual vesting;
  projected outcome of performance conditions for PSUs, including our return on invested capital compared to Nutrien’s weighted average cost of capital, and including the relative ranking of our total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model; and
  the number of dividend equivalent units expected to be earned.

Income Taxes

Taxation on earnings (loss) is composed of current and deferred income tax. Taxation is recognized in the statements of earnings unless it relates to items recognized either in OCI or directly in shareholders’ equity.

Current Income Tax	Deferred Income Tax
  is calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where our subsidiaries and equity-accounted investees operate and generate taxable earnings.

  is determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

The realized and unrealized excess tax benefits from share-based compensation arrangements are recognized in contributed surplus as current and deferred tax, respectively.

The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including negotiations with taxation authorities in various jurisdictions;
  outcomes of tax litigation; and
  resolution of disputes arising from federal, provincial, state and local tax audits.

Deferred income tax is not accounted for

  with respect to investments in subsidiaries and equity-accounted investees where we are able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and
  if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss.

Deferred tax assets are

  recognized to the extent it is probable future taxable profit will be available to use deductible temporary differences and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable; and
  reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.

As provided in the amendments to International Accounting Standards (“IAS”) 12, we apply the mandatory exception to recognize and disclose information about deferred tax assets and liabilities related to Pillar Two income taxes. The mandatory exception has been applied retrospectively, with no material impact on our consolidated financial statements.

Financial Instruments

Financial instruments are classified and measured as follows based on the objective of the business model for managing the instrument or group of instruments and the contractual terms of the cash flows.

Fair Value Classification	FVTPL	FVTOCI	Amortized Cost
Instrument type	Cash and cash equivalents, derivatives, and certain equity investments not held for trading	Certain equity investments not held for trading for which an irrevocable election was made at initial recognition	Receivables, short-term debt, payables and accrued charges, long-term debt, lease liabilities, and other long-term debt instruments

Financial instruments are recognized at trade date when we commit to purchase or sell the asset.

Derivatives are used to lock in exchange rates. For designated and qualified cash flow hedges the effective portion of the change in the fair value of the derivative is accumulated in OCI;
  when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory or property, plant and equipment;
  the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and
  the ineffective portions of hedges are recorded in net earnings in the current period.

We assess whether our derivative hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items.

Hedging Transaction	Measurement of Ineffectiveness	Potential Sources of Ineffectiveness
Foreign exchange	Comparison of the cumulative changes in fair value and the cumulative change in the fair value of a hypothetical derivative with terms based on the hedged forecast cash flows	Changes in timing or amounts of forecasted cash flows embedded optionality our credit risk or the credit risk of a counterparty
New York Mercantile Exchange (“NYMEX”) natural gas hedges	Assessed on a prospective and retrospective basis using regression analyses	Changes in timing of forecast transactions volume delivered our credit risk or the credit risk of a counterparty

Financial assets and financial liabilities are offset, and the net amount is presented in the consolidated balance sheets when we currently have a legally enforceable right to offset the recognized amounts; and
  intend either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Fair Value Measurements

Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in a current arm’s length transaction between knowledgeable, willing parties. The valuation policies and procedures for financial reporting purposes are determined by our finance department.

Fair value measurements are categorized into different levels within a fair value hierarchy based on the degree to which the lowest level inputs are observable and their significance:

Level 1	Level 2	Level 3
Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities)	Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability)	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement

Fair value estimates

  are at a point in time and may change in subsequent reporting periods due to market conditions or other factors;
  can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and
  may require assumptions about costs/prices over time, discount and inflation rates, defaults, and other relevant variables.

Inventories

Costs are allocated to inventory using the weighted average cost method.

Net realizable value is based on:

Products and Raw Materials	Materials and Supplies
selling price of the finished product (in ordinary course of business) less the estimated costs of completion and estimated costs to make the sale	replacement cost

Inventories are valued monthly. Various factors impact our estimates of net realizable value, including inventory levels, forecasted prices of key production inputs, global nutrient capacities, crop price trends, and changes in regulations and standards employed.

Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates earned based on sales volumes of products are offset to cost of goods sold.

Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved.

Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.

Property, Plant and Equipment

	Owned	Right-of-Use (Leased)
Description	majority of our tangible assets are buildings, machinery and equipment used to produce or distribute our products and render our services	primarily include railcars, marine vessels, real estate and mobile equipment

	Owned	Right-of-Use (Leased)
Measurement
  cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses cost of major inspections and overhauls is capitalized
  maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred cost less accumulated depreciation and any accumulated impairment losses lease payments are allocated between finance costs and a reduction of the liability
Depreciation method
  certain property, plant and equipment directly related to our Potash, Nitrogen and Phosphate segments uses units-of-production based on the shorter of estimates of reserves or service lives pre-stripping costs uses units-of-production over the ore mined from the mineable acreage stripped remaining assets uses straight-line
straight-line over the shorter of the asset's useful life and the lease term
Estimated useful lives, expected patterns of consumption, depreciation method and residual values are reviewed at least annually.
Judgment/practical expedients

Judgment is required in determining

  costs, including income or expenses derived from an asset under construction, that are eligible for capitalization;
  timing to cease cost capitalization, generally when the asset is capable of operating in the manner intended by management, but also considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity;
  the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate);
  repairs and maintenance that qualify as major inspections and overhauls; and
  useful life over which such costs should be depreciated, which may be impacted by changes in our strategy, process or operations as a result of climate-change initiatives.

Judgment is required to determine whether a contract or arrangement includes a lease and if it is reasonably certain that an extension option will be exercised. We seek to maximize operational flexibility in managing our leasing activities by including extension options when negotiating new leases. Extension options are exercisable at our option and not by the lessors. In determining if a renewal period should be included in the lease term, we consider all relevant factors that create an economic incentive for us to exercise a renewal, including the location of the asset and the availability of suitable alternatives, the significance of the asset to operations, and
  our business strategy.

Estimation is used to determine the useful lives of ROU assets, the lease term and the appropriate discount rate applied to the lease payments to calculate the lease liability.

Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of our mines, the mining methods used, and the related costs incurred to develop and mine reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods.

We have chosen to

  include the use of a single discount rate for a portfolio of leases with reasonably similar characteristics, not separate non-lease components and instead to account for lease and non-lease components as a single arrangement, and use exemptions for short-term and low-value leases which allow payments to be expensed as incurred.

Other	Not applicable.	Lease agreements do not contain significant covenants; however, leased assets may be used as security for lease liabilities and other borrowings.

Goodwill and Intangible Assets

Goodwill is carried at cost less any accumulated impairment losses, is not amortized, and represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is allocated to a CGU or group of CGUs for impairment testing based on the level at which it is monitored by management and not at a level higher than an operating segment. The allocation is made to the CGU or group of CGUs expected to benefit from the business combination in which the goodwill arose.

Intangible assets are generally measured at cost less accumulated amortization and any accumulated impairment losses. Accumulated amortization is calculated on a straight-line basis over the asset’s useful life. We use judgment to determine which expenditures are eligible for capitalization as intangible assets. Costs incurred internally from researching and developing a product are expensed as incurred until technological feasibility is established, at which time the costs are capitalized until the product is available for its intended use. Judgment is required in determining when technological feasibility of a product is established. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. At least annually, the useful lives are reviewed and adjusted if appropriate.

Impairment of Long-Lived Assets

To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

At the end of each reporting period, we review conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both our long-lived assets to be held and used (including property, plant and equipment, and investments), and our goodwill and intangible assets. When such indicators exist, impairment testing is performed. Additionally, goodwill is tested at least annually on October 1.

We review, at each reporting period, for possible reversal of the impairment for non-financial assets, other than goodwill.

Estimates and judgment involve

  identifying the appropriate asset, group of assets, CGU or group of CGUs;
  determining the appropriate discount rate for assessing the recoverable amount;
  making assumptions about future sales, market conditions, terminal growth rates and cash flow forecasts over the long-term life of the assets or CGUs; and
  evaluating impacts of climate change to our strategy, processes and operations.

We cannot predict if an event that triggers impairment or a reversal of impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting our consolidated financial statements.

Equity-Accounted Investments

For equity-accounted investments reduced to zero, we do not eliminate our share of the unrealized earnings. If the investee earns a profit in the subsequent period, we then recognize our share of the earnings only after adjusting for the unrealized earnings that were not previously eliminated.

Pension and Other Post-Retirement Benefits

When a plan amendment occurs before a settlement, we recognize past service cost before any gain or loss on settlement.

Our discount rate assumptions are impacted by

  the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date;
  country specific rates; and
  the use of a yield curve approach based on the respective plans’ demographics, expected future pension benefits and medical claims. Payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where we do not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds.

Net actuarial gains or loss incurred during the period for defined benefit plans are closed out to retained earnings at each period-end.

Asset Retirement Obligations and Accrued Environmental Costs

Asset retirement obligations and accrued environmental costs include reclamation and restoration costs at our potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;
  land reclamation and revegetation programs;
  decommissioning of underground and surface operating facilities;
  general clean-up activities aimed at returning the areas to an environmentally acceptable condition; and
  post-closure care and maintenance.

We consider the following factors as we estimate our provisions:

  environmental laws and regulations and interpretations by regulatory authorities, including updates on climate change, could change or circumstances affecting our operations could change, either of which could result in significant changes to current plans;
  the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations;
  appropriate technical resources, including outside consultants, assist us in developing specific site closure and post-closure plans in accordance with the jurisdiction requirements;
  timing of settlement of the obligations, which is typically correlated with mine life estimates except for certain land reclamation programs; and
  changes in the pre-tax risk-free rate used to discount the expected future cash flows associated with these provisions.

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on our consolidated financial statements. We review our estimates for any changes in assumptions at the end of each reporting period.

We recognized contingent liabilities related to our business combinations or acquisitions, which represent additional environmental costs that are present obligations although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the amount that would be recognized if the liability becomes probable.

Share Capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects. When we repurchase our own common shares, share capital and contributed surplus is reduced by the average carrying value of the shares repurchased. The excess of the purchase price over the average carrying value is recognized as a deduction from retained earnings. If the average carrying value of the shares repurchased is less than the average carrying value of the shares in share capital, the excess is recognized as an addition to share capital. Shares are cancelled upon repurchase.

Standards, Amendments and Interpretations Effective and Applied

The IASB and IFRS Interpretations Committee (“IFRIC”) has issued certain standards and amendments or interpretations to existing standards that were effective, and we have applied.

In 2024, we adopted the following standards, amendments and annual improvements with no material impact on our consolidated financial statements:

  Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
  Classification of Liabilities as Current or Non-current (Amendments to IAS 1)
  Non-current Liabilities with Covenants (Amendments to IAS 1)

In 2024, we adopted Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7). Refer to Note 5 Financial Instruments and related risk management for disclosures related to our supplier finance arrangements.

Standards, Amendments and Interpretations Not Yet Effective and Not Applied

The IASB and IFRIC have issued the following standards, amendments or interpretations to existing standards that were not yet effective and not applied as at December 31, 2024.

The following amendments will be adopted in 2025 and are not expected to have a material impact on our consolidated financial statements:

  Lack of Exchangeability (Amendments to IAS 21)

The following amendments are being reviewed to determine the potential impact on our consolidated financial statements:

  Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7), effective January 1, 2026. In May 2024, the IASB issued these amendments to clarify the timing of recognition and derecognition for a financial asset or financial liability, including clarifying that a financial liability is derecognized on the settlement date. In addition to these clarifications, the amendments introduce an accounting policy choice to derecognize financial liabilities settled using an electronic payment system before the settlement date if specific conditions are met. We expect that this amendment will modify the date of derecognition for financial liabilities settled using methods other than electronic payment systems.

  Presentation and Disclosure in Financial Statements (IFRS 18), effective January 1, 2027. In April 2024, the IASB issued IFRS 18, which will replace IAS 1 Presentation of Financial Statements . The new standard will require classification of income and expense into specified categories, defined subtotals and management-defined performance measures. The new standard also provides guidance on aggregation and disaggregation of disclosures. We expect that this standard will result in presentation changes in our consolidated statements of earnings and related notes and disclosures of our management performance measures in our notes to the consolidated financial statements.